Property, Plant and Equipment - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2020 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss on property, plant and equipment		$ 0	$ 0	$ 0	$ 93,000,000
Land [Member] | Property, plant and equipment subject to operating leases [member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease period		1 year	1 year
Land [Member] | Property, plant and equipment subject to operating leases [member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease period		20 years	20 years
Buildings [Member] | Property, plant and equipment subject to operating leases [member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease period		1 year	1 year
Buildings [Member] | Property, plant and equipment subject to operating leases [member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease period		20 years	20 years
Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss on property, plant and equipment		$ 0		0
Gain (loss) on disposals, property, plant and equipment				1,268,000,000
Assets Used by the Company [Member] | Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount of trade-out of land				37,000,000
Assets Used by the Company [Member] | Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Fair value of property, plant and equipment materially different from carrying amount				$ 1,305,000,000
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Recoverable amount of asset					0
Impairment loss on property, plant and equipment					89,000,000
Chunghwa System Integration Co., Ltd. (CHSI) [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Recoverable amount of asset					0
Impairment loss on property, plant and equipment					$ 4,000,000
MOTC [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Difference between assessed value and construction cost of land	$ 1,057,000,000